Investments in subsidiaries - Commentary (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Investments in subsidiaries		$ 30.7
HSBC Overseas Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Reversal of impairment of subsidiaries	$ 3.1
Investments in subsidiaries	33.1
HSBC Overseas Holdings (UK) Limited | Allowance for ECL
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ (7.2)